Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

Global Bond Fund

For the period ended March 31, 2021

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.55%

CORPORATE BONDS 33.65%

Auto Parts & Equipment 0.42%
Antofagasta plc (Chile)†(a)	2.375%		10/14/2030		$900	$881,590

Banking 4.38%
Banco Continental SAECA (Paraguay)†(a)	2.75%		12/10/2025		300	295,821
Banco del Estado de Chile (Chile)†(a)	2.704%		1/9/2025		450	469,899
Banco do Brasil SA†	4.625%		1/15/2025		774	820,947
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.25%		10/4/2026		590	611,376
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.375%		1/18/2023		520	538,400
Banco Latinoamericano de Comercio Exterior SA (Panama)†(a)	2.375%		9/14/2025		478	488,941
Banco Nacional de Panama (Panama)†(a)	2.50%		8/11/2030		500	464,900
Bangkok Bank pcl (Hong Kong)†(a)	5.00% (5 Yr Treasury CMT + 4.73%)	#	–	(b)	770	812,104
Bank Leumi Le-Israel BM (Israel)†(a)	3.275% (5 Yr Treasury CMT + 1.63%)	#	1/29/2031		200	204,500
Itau Unibanco Holding SA/Cayman Island†	4.50% (5 Yr Treasury CMT + 2.82%)	#	11/21/2029		550	552,953
Kookmin Bank (South Korea)†(a)	1.75%		5/4/2025		500	507,527
NBK Tier 1 Financing 2 Ltd. (United Arab Emirates)†(a)	4.50% (6 Yr Swap rate + 2.83%)	#	–	(b)	500	520,855
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022		800	833,336
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.875%		3/16/2023		1,200	1,219,216
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.50%		1/8/2026		974	937,580
Total						9,278,355

Brokerage 0.18%
Turkiye Sinai Kalkinma Bankasi AS (Turkey)†(a)	5.875%		1/14/2026		400	379,936

Building & Construction 0.58%
Dianjian Haiyu Ltd. (China)(a)	3.50% (5 Yr Treasury CMT + 6.77%)	#	–	(b)	1,221	1,240,583

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 1.00%
OCP SA (Morocco)†(a)	6.875%	4/25/2044	$200	$233,551
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	4.25%	1/22/2050	400	429,322
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	1,400	1,447,812
Total				2,110,685

Electric: Distribution/Transportation 1.06%
OmGrid Funding Ltd.†	5.196%	5/16/2027	1,200	1,237,740
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.125%	5/15/2027	930	1,001,066
Total				2,238,806

Electric: Generation 0.50%
AES Panama Generation Holdings SRL (Panama)†(a)	4.375%	5/31/2030	200	207,310
Greenko Solar Mauritius Ltd. (Mauritius)†(a)	5.95%	7/29/2026	800	857,400
Total				1,064,710

Electric: Integrated 3.49%
Comision Federal de Electricidad (Mexico)†(a)	4.677%	2/9/2051	800	752,660
Enel Chile SA (Chile)(a)	4.875%	6/12/2028	1,020	1,182,838
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.75%	8/6/2023	1,500	1,553,760
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	1,200	1,242,540
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.875%	7/17/2049	1,450	1,537,312
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(a)	3.00%	6/30/2030	600	591,750
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(a)	4.00%	6/30/2050	560	535,715
Total				7,396,575

Electronics 0.12%
SK Hynix, Inc. (South Korea)†(a)	2.375%	1/19/2031	270	255,862

Energy: Exploration & Production 2.59%
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	900	979,479
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.75%	4/19/2027	700	799,678
KazMunayGas National Co. JSC (Kazakhstan)†(a)	6.375%	10/24/2048	300	384,349
KazTransGas JSC (Kazakhstan)†(a)	4.375%	9/26/2027	1,100	1,229,094
Petronas Energy Canada Ltd. (Canada)†(a)	2.112%	3/23/2028	1,000	988,071
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	3.25%	8/15/2030	1,120	1,119,019
Total				5,499,690

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 1.02%
MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029	$900	$902,146
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026	1,199	1,262,787
Total				2,164,933

Foreign Sovereign 1.14%
CBB International Sukuk Co. 6 Spc (Bahrain)†(a)	5.25%	3/20/2025	1,680	1,800,090
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan)†(a)	5.625%	12/5/2022	600	617,064
Total				2,417,154

Forestry/Paper 0.34%
Klabin Austria GmbH (Austria)†(a)	5.75%	4/3/2029	650	728,949

Gas Distribution 0.45%
AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	650	734,542
Oleoducto Central SA (Colombia)†(a)	4.00%	7/14/2027	200	212,035
Total				946,577

Integrated Energy 8.19%
Ecopetrol SA (Colombia)(a)	7.375%	9/18/2043	565	692,292
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	700	764,592
Lukoil Securities BV (Netherlands)†(a)	3.875%	5/6/2030	1,000	1,032,550
Pertamina Persero PT (Indonesia)†(a)	3.10%	1/21/2030	900	912,803
Pertamina Persero PT (Indonesia)†(a)	4.175%	1/21/2050	500	485,052
Pertamina Persero PT (Indonesia)†(a)	5.625%	5/20/2043	630	714,941
Petrobras Global Finance BV (Netherlands)(a)	5.60%	1/3/2031	2,131	2,249,654
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	1,850	1,839,973
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028	3,350	3,263,235
Petroleos Mexicanos (Mexico)(a)	6.50%	6/2/2041	2,375	2,073,233
Petroleos Mexicanos (Mexico)(a)	6.625%	6/15/2035	868	827,069
Petroleos Mexicanos (Mexico)(a)	6.75%	9/21/2047	838	714,194
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	1.625%	11/24/2025	1,000	1,007,782
Saudi Arabian Oil Co. (Saudi Arabia)(a)	3.50%	4/16/2029	300	319,796
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	425	461,772
Total				17,358,938

Investments & Miscellaneous Financial Services 1.52%
Charming Light Investments Ltd.	4.375%	12/21/2027	500	564,540
China Cinda Finance 2017 I Ltd.	4.75%	2/8/2028	800	899,340
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	1,030	1,038,235
MDGH - GMTN BV (Netherlands)†(a)	3.70%	11/7/2049	400	410,226

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services (continued)
Power Finance Corp. Ltd. (India)†(a)	3.95%	4/23/2030	$300	$307,560
Total				3,219,901

Media: Diversified 0.81%
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	1/22/2030	600	606,258
Prosus NV (Netherlands)†(a)	3.68%	1/21/2030	530	547,833
Prosus NV (Netherlands)†(a)	3.832%	2/8/2051	650	572,320
Total				1,726,411

Metals/Mining (Excluding Steel) 0.95%
Corp. Nacional del Cobre de Chile (Chile)†(a)	3.15%	1/15/2051	750	687,758
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.375%	2/5/2049	700	782,505
Indonesia Asahan Aluminium Persero PT (Indonesia)†(a)	5.45%	5/15/2030	480	546,022
Total				2,016,285

Oil Field Equipment & Services 0.45%
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(a)	3.25%	9/30/2040	1,000	957,766

Oil Refining & Marketing 1.44%
Citgo Holding, Inc.†	9.25%	8/1/2024	208	206,830
Empresa Nacional del Petroleo (Chile)†(a)	4.50%	9/14/2047	1,200	1,206,598
Petroleos del Peru SA (Peru)†(a)	5.625%	6/19/2047	500	526,100
Thaioil Treasury Center Co. Ltd. (Thailand)†(a)	3.50%	10/17/2049	1,300	1,121,649
Total				3,061,177

Rail 0.25%
China Railway Xunjie Co. Ltd. (China)(a)	3.25%	7/28/2026	500	525,563

Real Estate Development & Management 0.53%
Kaisa Group Holdings Ltd. (China)†(a)	11.95%	10/22/2022	550	579,494
Yuzhou Group Holdings Co. Ltd. (China)(a)	8.375%	10/30/2024	600	542,213
Total				1,121,707

Sovereign 0.54%
CBB International Sukuk Programme Co. WLL (Bahrain)†(a)	6.25%	11/14/2024	1,050	1,154,585

Specialty Retail 0.88%
JD.com, Inc. (China)(a)	4.125%	1/14/2050	700	706,019
Meituan (China)†(a)	3.05%	10/28/2030	1,200	1,168,584
Total				1,874,603

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation (Excluding Air/Rail) 0.60%
DP World Crescent Ltd.	3.875%	7/18/2029	$1,200	$1,262,243

Transportation: Infrastructure/Services 0.22%
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.375%	7/3/2029	300	314,562
TransJamaican Highway Ltd. (Jamaica)†(a)	5.75%	10/10/2036	150	151,990
Total				466,552
Total Corporate Bonds (cost $69,673,216)				71,350,136

FOREIGN GOVERNMENT OBLIGATIONS 63.90%

Angola 1.62%
Republic of Angola†(a)	8.25%	5/9/2028	2,400	2,309,640
Republic of Angola†(a)	9.125%	11/26/2049	1,200	1,119,330
Total				3,428,970

Argentina 0.27%
Argentine Republic Government International Bond(a)	0.125%	1/9/2038	1,552	571,274

Bahrain 1.50%
Kingdom of Bahrain†(a)	5.45%	9/16/2032	1,550	1,500,625
Kingdom of Bahrain†(a)	6.00%	9/19/2044	300	281,062
Kingdom of Bahrain†(a)	6.75%	9/20/2029	800	873,080
Kingdom of Bahrain†(a)	7.00%	1/26/2026	450	519,039
Total				3,173,806

Bermuda 0.15%
Bermuda Government International Bond†	2.375%	8/20/2030	320	314,400

Brazil 1.09%
Federal Republic of Brazil(a)	3.875%	6/12/2030	1,075	1,044,749
Federal Republic of Brazil(a)	4.75%	1/14/2050	931	847,741
Federal Republic of Brazil(a)	5.00%	1/27/2045	436	416,099
Total				2,308,589

Colombia 2.19%
Republic of Colombia(a)	3.00%	1/30/2030	1,305	1,280,525
Republic of Colombia(a)	3.125%	4/15/2031	739	725,040
Republic of Colombia(a)	3.875%	4/25/2027	860	923,545
Republic of Colombia(a)	4.125%	5/15/2051	550	524,612
Republic of Colombia(a)	5.00%	6/15/2045	1,110	1,186,768
Total				4,640,490

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Costa Rica 1.39%
Costa Rica Government†(a)	4.25%	1/26/2023	$818	$818,008
Costa Rica Government†(a)	4.375%	4/30/2025	340	338,300
Costa Rica Government†(a)	5.625%	4/30/2043	1,412	1,235,500
Costa Rica Government†(a)	6.125%	2/19/2031	550	554,818
Total				2,946,626

Dominican Republic 3.17%
Dominican Republic†(a)	4.50%	1/30/2030	1,428	1,445,850
Dominican Republic†(a)	4.875%	9/23/2032	1,094	1,118,615
Dominican Republic†(a)	5.30%	1/21/2041	750	739,688
Dominican Republic†(a)	5.875%	1/30/2060	1,300	1,249,950
Dominican Republic†(a)	5.95%	1/25/2027	1,225	1,381,187
Dominican Republic†(a)	6.40%	6/5/2049	750	787,687
Total				6,722,977

Ecuador 1.36%
Ecuador Government International Bond†(a)	Zero Coupon	7/31/2030	796	322,481
Ecuador Government International Bond†(a)	0.50%	7/31/2030	2,158	1,267,582
Ecuador Government International Bond†(a)	0.50%	7/31/2040	2,970	1,291,798
Total				2,881,861

Egypt 3.70%
Republic of Egypt†(a)	3.875%	2/16/2026	3,400	3,286,100
Republic of Egypt†(a)	6.588%	2/21/2028	2,100	2,159,367
Republic of Egypt†(a)	7.50%	2/16/2061	500	453,680
Republic of Egypt†(a)	7.625%	5/29/2032	687	705,205
Republic of Egypt†(a)	7.903%	2/21/2048	920	868,909
Republic of Egypt†(a)	8.15%	11/20/2059	400	382,866
Total				7,856,127

El Salvador 1.28%
Republic of EI Salvador†(a)	6.375%	1/18/2027	1,650	1,638,038
Republic of EI Salvador†(a)	7.65%	6/15/2035	1,100	1,086,250
Total				2,724,288

Ghana 1.91%
Republic of Ghana†(a)	6.375%	2/11/2027	2,100	2,034,709
Republic of Ghana†(a)	7.625%	5/16/2029	730	719,271
Republic of Ghana(a)	7.875%	3/26/2027	325	331,801
Republic of Ghana†(a)(c)	8.625%	4/7/2034	500	492,450
Republic of Ghana†(a)	8.95%	3/26/2051	500	475,115
Total				4,053,346

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Guatemala 1.21%
Republic of Guatemala†(a)	4.375%	6/5/2027		$925	$993,043
Republic of Guatemala†(a)	4.90%	6/1/2030		800	878,856
Republic of Guatemala†(a)	6.125%	6/1/2050		600	697,506
Total					2,569,405

Indonesia 2.24%
Republic of Indonesia(a)	1.85%	3/12/2031		2,100	2,019,904
Republic of Indonesia(a)	4.10%	4/24/2028		930	1,031,951
Republic of Indonesia†(a)	4.75%	1/8/2026		1,500	1,701,128
Total					4,752,983

Israel 0.27%
State of Israel(a)	3.375%	1/15/2050		557	563,963

Ivory Coast 0.62%
Ivory Coast Government International Bond†(d)	4.875%	1/30/2032	EUR	615	704,922
Ivory Coast Government International Bond†(a)	5.75%	12/31/2032		$616	618,275
Total					1,323,197

Jordan 0.24%
Kingdom of Jordan†(a)	5.85%	7/7/2030		500	510,473

Kazakhstan 1.02%
Republic of Kazakhstan†(d)	1.50%	9/30/2034	EUR	500	590,406
Republic of Kazakhstan†(a)	3.875%	10/14/2024		$422	463,682
Republic of Kazakhstan†(a)	4.875%	10/14/2044		915	1,105,476
Total					2,159,564

Kenya 1.56%
Republic of Kenya†(a)	7.00%	5/22/2027		500	532,682
Republic of Kenya†(a)	7.25%	2/28/2028		2,189	2,314,222
Republic of Kenya†(a)	8.25%	2/28/2048		450	465,143
Total					3,312,047

Lebanon 0.11%
Republic of Lebanon(a)(e)	6.65%	2/26/2030		1,948	236,589

Mexico 1.36%
United Mexican States(a)	2.659%	5/24/2031		714	675,144
United Mexican States(a)	3.771%	5/24/2061		845	749,832
United Mexican States(a)	4.50%	1/31/2050		1,430	1,452,494
Total					2,877,470

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Mongolia 0.70%
Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023	$422	$458,301
Republic of Mongolia†(a)	5.125%	12/5/2022	606	627,196
Republic of Mongolia†(a)	5.125%	4/7/2026	380	407,512
Total				1,493,009

Morocco 0.35%
Morocco Government International Bond†(a)	3.00%	12/15/2032	320	300,766
Morocco Government International Bond†(a)	4.00%	12/15/2050	500	443,861
Total				744,627

Nigeria 2.80%
Republic of Nigeria†(a)	6.375%	7/12/2023	1,100	1,181,125
Republic of Nigeria†(a)	6.50%	11/28/2027	3,200	3,309,440
Republic of Nigeria(a)	7.875%	2/16/2032	450	464,740
Republic of Nigeria†(a)	9.248%	1/21/2049	900	991,125
Total				5,946,430

Oman 2.31%
Oman Government International Bond†(a)	4.75%	6/15/2026	3,550	3,653,536
Oman Government International Bond†(a)	6.75%	1/17/2048	1,000	957,420
Oman Government International Bond†(a)	7.00%	1/25/2051	300	296,782
Total				4,907,738

Pakistan 1.21%
Republic of Pakistan†(a)(c)	6.00%	4/8/2026	1,000	1,018,025
Republic of Pakistan†(a)	6.875%	12/5/2027	900	941,755
Republic of Pakistan†(a)(c)	7.375%	4/8/2031	600	613,500
Total				2,573,280

Panama 1.66%
Republic of Panama(a)	2.252%	9/29/2032	1,300	1,238,913
Republic of Panama(a)	3.87%	7/23/2060	1,010	1,001,991
Republic of Panama(a)	4.50%	4/1/2056	1,160	1,272,775
Total				3,513,679

Paraguay 1.10%
Republic of Paraguay†(a)	4.70%	3/27/2027	700	784,007
Republic of Paraguay†(a)	5.40%	3/30/2050	1,375	1,555,826
Total				2,339,833

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Peru 1.26%
Republic of Peru(a)	1.862%	12/1/2032		$1,000	$912,375
Republic of Peru(a)	2.78%	12/1/2060		465	385,029
Republic of Peru(a)	2.783%	1/23/2031		850	852,941
Republic of Peru(a)	2.844%	6/20/2030		515	524,152
Total					2,674,497

Philippines 0.66%
Philippine Government International Bond(a)	1.648%	6/10/2031		1,000	947,084
Philippine Government International Bond(a)	2.65%	12/10/2045		500	450,674
Total					1,397,758

Qatar 3.75%
State of Qatar†(a)	3.25%	6/2/2026		2,359	2,566,946
State of Qatar†(a)	3.375%	3/14/2024		1,700	1,826,771
State of Qatar†(a)	4.00%	3/14/2029		1,650	1,877,155
State of Qatar(a)	4.40%	4/16/2050		500	581,538
State of Qatar†(a)	4.40%	4/16/2050		950	1,104,921
Total					7,957,331

Romania 1.01%
Romanian Government International Bond†(d)	2.625%	12/2/2040	EUR	1,000	1,166,051
Romanian Government International Bond†(a)	4.00%	2/14/2051		$1,000	970,700
Total					2,136,751

Russia 0.97%
Russian Federation†(a)	4.25%	6/23/2027		800	877,102
Russian Federation†(a)	5.25%	6/23/2047		1,000	1,189,124
Total					2,066,226

Saudi Arabia 3.24%
Saudi International Bond†(a)	2.50%	2/3/2027		1,500	1,551,273
Saudi International Bond†(a)	2.75%	2/3/2032		1,000	1,002,510
Saudi International Bond†(a)	3.25%	10/26/2026		500	539,035
Saudi International Bond†(a)	3.45%	2/2/2061		1,500	1,383,607
Saudi International Bond†(a)	3.625%	3/4/2028		1,702	1,852,959
Saudi International Bond†(a)	5.00%	4/17/2049		450	533,966
Total					6,863,350

Senegal 1.17%
Republic of Senegal†(a)	6.25%	7/30/2024		900	971,887
Republic of Senegal†(a)	6.25%	5/23/2033		1,500	1,501,237
Total					2,473,124

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
South Africa 1.76%
Republic of South Africa(a)	4.30%	10/12/2028	$3,500	$3,454,150
Republic of South Africa(a)	5.75%	9/30/2049	300	276,991
Total				3,731,141

Sri Lanka 2.40%
Republic of Sri Lanka†(a)	5.75%	1/18/2022	650	572,663
Republic of Sri Lanka†(a)	5.75%	4/18/2023	1,531	1,052,792
Republic of Sri Lanka†(a)	5.875%	7/25/2022	920	724,500
Republic of Sri Lanka†(a)	6.25%	7/27/2021	1,750	1,693,842
Republic of Sri Lanka†(a)	6.75%	4/18/2028	1,130	697,142
Republic of Sri Lanka†(a)	7.55%	3/28/2030	550	340,005
Total				5,080,944

Turkey 3.19%
Republic of Turkey(a)	3.25%	3/23/2023	1,625	1,567,143
Republic of Turkey(a)	4.25%	4/14/2026	2,100	1,913,106
Republic of Turkey(a)	5.25%	3/13/2030	1,445	1,287,018
Republic of Turkey(a)	5.75%	5/11/2047	1,250	1,018,844
Republic of Turkey(a)	5.95%	1/15/2031	500	455,075
Turkiye Ihracat Kredi Bankasi AS†(a)	4.25%	9/18/2022	525	516,847
Total				6,758,033

Ukraine 2.45%
Ukraine Government(a)	Zero Coupon#(f)	5/31/2040	1,035	1,070,604
Ukraine Government†(a)	7.253%	3/15/2033	1,450	1,446,310
Ukraine Government†(a)	7.375%	9/25/2032	1,300	1,311,012
Ukraine Government†(a)	8.994%	2/1/2024	1,220	1,356,762
Total				5,184,688

United Arab Emirates 1.53%
Abu Dhabi Government International Bond†(a)	1.70%	3/2/2031	1,989	1,889,550
Abu Dhabi Government International Bond†(a)	2.70%	9/2/2070	1,305	1,107,214
Abu Dhabi Government International Bond†(a)	3.125%	9/30/2049	250	238,898
Total				3,235,662

Uruguay 1.42%
Republic of Uruguay(a)	4.375%	1/23/2031	400	465,062
Republic of Uruguay(a)	4.975%	4/20/2055	1,168	1,435,565
Republic of Uruguay(a)	5.10%	6/18/2050	896	1,113,867
Total				3,014,494

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Uzbekistan 0.53%
Republic of Uzbekistan†(a)	3.70%	11/25/2030	$500	$487,170
Republic of Uzbekistan†(a)	4.75%	2/20/2024	600	634,183
Total				1,121,353

Vietnam 0.17%
Socialist Republic of Vietnam†(a)	4.80%	11/19/2024	328	368,145
Total Foreign Government Obligations (cost $137,989,715)				135,510,538
Total Long-Term Investments (cost $207,662,931)				206,860,674

SHORT-TERM INVESTMENTS 1.23%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 3/31/2021, 0.00% due 4/1/2021 with Fixed Income Clearing Corp. collateralized by $2,483,200 of U.S. Treasury Note at 2.625% due 12/31/2023; value: $2,658,875; proceeds: $2,606,636 (cost $2,606,636)			2,607	2,606,636
Total Investments in Securities 98.78% (cost $210,269,567)				209,467,310
Cash and Other Assets in Excess Liabilities(g) 1.22%				2,577,449
Net Assets 100.00%				$212,044,759

EUR	Euro.
CMT	Constant Maturity Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $149,647,986, which represents 70.57% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Defaulted (non-income producing security).
(f)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(g)	Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Bank of America	6/4/2021	2,320,000	$2,810,727	$2,724,019	$86,708

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	6/4/2021	201,000	$241,259	$236,003	$(5,256)

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2021

Open Futures Contracts at March 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2021	116	Short		$(17,218,444)		$(16,667,750)	$550,694
U.S. 5-Year Treasury Note	June 2021	17	Short		(2,105,181)		(2,097,773)	7,408
U.S. Ultra Treasury Bond	June 2021	42	Short		(7,932,312)		(7,611,188)	321,124
Total Unrealized Appreciation on Open Futures Contracts								$879,226

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	June 2021	5	Short	EUR	(852,441)	EUR	(856,400)	$(4,642)
U.S. 2-Year Treasury Note	June 2021	111	Long		$24,525,130		$24,500,648	(24,482)
U.S. Long Bond	June 2021	166	Long		26,579,343		25,662,563	(916,780)
Total Unrealized Depreciation on Open Futures Contracts								$(945,904)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$71,350,136	$–	$71,350,136
Foreign Government Obligations	–	135,510,538	–	135,510,538
Short-Term Investments
Repurchase Agreements	–	2,606,636	–	2,606,636
Total	$–	$209,467,310	$–	$209,467,310
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$86,708	$–	$86,708
Liabilities	–	(5,256)	–	(5,256)
Futures Contracts
Assets	879,226	–	–	879,226
Liabilities	(945,904)	–	–	(945,904)
Total	$(66,678)	$81,452	$–	$14,774

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2021

Investments					Shares (000)	Fair Value
COMMON STOCKS 0.05%

Metals & Minerals: Miscellaneous
Vedanta Ltd. ADR (cost $57,262)					3	$35,460

	Interest Rate		Maturity Date		Principal Amount (000)

CONVERTIBLE BONDS 0.41%

Technology
21Vianet Group, Inc. (China)†(a)	Zero Coupon		2/1/2026		$69	65,102
MakeMyTrip Ltd. (India)†(a)	Zero Coupon		2/15/2028		117	127,530
Weibo Corp. (China)(a)	1.25%		11/15/2022		98	94,692
Total Convertible Bonds (cost $282,631)						287,324

CORPORATE BONDS 90.08%

Air Transportation 0.25%
Azul Investments LLP†	5.875%		10/26/2024		200	176,615

Auto Parts: Original Equipment 0.70%
Gajah Tunggal Tbk PT (Indonesia)(a)	8.375%		8/10/2022		300	283,873
Nemak SAB de CV (Mexico)†(a)	4.75%		1/23/2025		200	207,136
Total						491,009

Banks: Regional 16.57%
ADCB Finance Cayman Ltd.†	4.00%		3/29/2023		200	212,205
Akbank T.A.S. (Turkey)†(a)	6.797% (5 Yr Swap rate + 4.03%)	#	4/27/2028		300	280,443
Akbank T.A.S. (Turkey)(a)	6.80%		2/6/2026		450	450,193
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)(a)	6.95% (5 Yr Treasury CMT + 4.57%)	#	–	(b)	250	258,082
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%		4/28/2021		200	201,067
Banco BBVA Peru SA (Peru)(a)	5.00%		8/26/2022		200	210,977
Banco Continental SAECA (Paraguay)†(a)	2.75%		12/10/2025		200	197,214
Banco de Bogota SA (Colombia)†(a)	6.25%		5/12/2026		300	337,125
Banco de Credito del Peru (Peru)†(a)	3.25% (5 Yr Treasury CMT + 2.45%)	#	9/30/2031		300	300,750
Banco de Credito e Inversiones SA (Chile)†(a)	3.50%		10/12/2027		200	214,024
Banco del Estado de Chile (Chile)†(a)	2.704%		1/9/2025		200	208,844

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Banco do Brasil SA†	4.625%		1/15/2025		$200	$212,131
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.25%		10/4/2026		230	238,333
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%)	#	–	(b)	200	219,543
Banco Santander Chile (Chile)†(a)	2.70%		1/10/2025		200	209,384
Bancolombia SA (Colombia)(a)	4.625% (5 Yr Treasury CMT + 2.94%)	#	12/18/2029		200	202,725
Bangkok Bank pcl (Hong Kong)†(a)	5.00% (5 Yr Treasury CMT + 4.73%)	#	–	(b)	200	210,936
Banistmo SA (Panama)†(a)	3.65%		9/19/2022		400	408,488
Bank Leumi Le-Israel BM (Israel)†(a)	3.275% (5 Yr Treasury CMT + 1.63%)	#	1/29/2031		200	204,500
Bank of China Hong Kong Ltd. (Hong Kong)†(a)	5.90% (5 Yr Treasury CMT + 3.04%)	#	–	(b)	400	435,477
BBVA Bancomer SA†	1.875%		9/18/2025		300	300,937
BBVA Bancomer SA†	5.125% (5 Yr Treasury CMT + 2.65%)	#	1/18/2033		450	464,083
Global Bank Corp. (Panama)†(a)	5.25% (3 Mo. LIBOR + 3.30%)	#	4/16/2029		540	562,807
Itau Unibanco Holding SA†	4.625% (5 Yr Treasury CMT + 3.22%)	#	–	(b)	250	234,550
Itau Unibanco Holding SA/Cayman Island†	4.50% (5 Yr Treasury CMT + 2.82%)	#	11/21/2029		250	251,343
KEB Hana Bank (South Korea)†(a)	4.375%		9/30/2024		200	222,378
Kookmin Bank (South Korea)†(a)	1.75%		5/4/2025		200	203,011
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%		5/30/2022		200	204,717
NBK Tier 1 Financing 2 Ltd. (United Arab Emirates)†(a)	4.50% (6 Yr Swap rate + 2.83%)	#	–	(b)	300	312,513
QNB Finansbank AS (Turkey)†(a)	4.875%		5/19/2022		200	200,910
QNB Finansbank AS (Turkey)†(a)	6.875%		9/7/2024		400	414,112
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%		5/23/2023		450	477,483
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022		200	208,334
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.875%		3/16/2023		700	711,209
Turkiye Sinai Kalkinma Bankasi AS (Turkey)†(a)	5.875%		1/14/2026		200	189,968
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.25%		2/5/2025		200	188,940
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.00%		11/1/2022		450	445,401
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.50%		1/8/2026		200	192,522
Woori Bank (South Korea)†(a)	4.75%		4/30/2024		400	443,074

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Yapi ve Kredi Bankasi AS (Turkey)†(a)	7.875% (5 Yr Treasury CMT + 7.42%)	#	1/22/2031	$200	$195,425
Total					11,636,158

Building Materials 0.87%
Cemex SAB de CV (Mexico)†(a)	3.875%		7/11/2031	400	391,220
Cemex SAB de CV (Mexico)†(a)	5.45%		11/19/2029	200	219,483
Total					610,703

Business Services 2.00%
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.375%		7/3/2029	400	419,416
DP World plc (United Arab Emirates)†(a)	4.70%		9/30/2049	200	209,183
DP World plc (United Arab Emirates)†(a)	6.85%		7/2/2037	300	389,025
Movida Europe SA (Luxembourg)†(a)	5.25%		2/8/2031	400	384,286
Total					1,401,910

Chemicals 2.76%
Braskem Idesa SAPI (Mexico)†(a)	7.45%		11/15/2029	200	199,000
Equate Petrochemical BV (Netherlands)†(a)	3.00%		3/3/2022	200	203,613
OCP SA (Morocco)†(a)	6.875%		4/25/2044	200	233,550
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%		4/24/2023	200	207,017
SABIC Capital II BV (Netherlands)†(a)	4.00%		10/10/2023	200	215,971
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	4.25%		1/22/2050	200	214,661
Tianqi Finco Co. Ltd.	3.75%		11/28/2022	300	252,042
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%		1/19/2023	400	413,661
Total					1,939,515

Computer Software 0.29%
Marble II Pte Ltd. (Singapore)†(a)	5.30%		6/20/2022	200	201,210

Containers 0.92%
CANPACK SA/Eastern PA Land Investment Holding LLC (Poland)†(a)	3.125%		11/1/2025	214	217,478
Klabin Austria GmbH (Austria)†(a)	3.20%		1/12/2031	200	190,469
Klabin Austria GmbH (Austria)†(a)	7.00%		4/3/2049	200	239,520
Total					647,467

Diversified 0.89%
CK Hutchison International 17 Ltd. (Hong Kong)†(a)	3.50%		4/5/2027	200	219,091
KOC Holding AS (Turkey)†(a)	5.25%		3/15/2023	400	407,142
Total					626,233

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 2.04%
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	$421	$419,653
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	779	745,893
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.00%	4/15/2024	250	266,831
Total				1,432,377

Electric: Power 10.52%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	3.625%	1/12/2023	200	210,410
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.00%	10/3/2049	200	218,504
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.875%	4/23/2030	400	477,082
Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(a)	5.95%	12/15/2039	200	231,016
Adani Transmission Ltd. (India)†(a)	4.00%	8/3/2026	600	641,268
AES Panama Generation Holdings SRL (Panama)†(a)	4.375%	5/31/2030	200	207,310
Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	388	441,505
Cemig Geracao e Transmissao SA (Brazil)†(a)	9.25%	12/5/2024	248	283,827
Cikarang Listrindo Tbk PT (Indonesia)†(a)	4.95%	9/14/2026	400	410,020
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(a)	4.45%	8/1/2035	200	229,974
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	400	436,120
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.75%	8/6/2023	400	414,336
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	400	414,180
Eskom Holdings SOC Ltd. (South Africa)†(a)	8.45%	8/10/2028	250	272,632
Greenko Investment Co. (India)†(a)	4.875%	8/16/2023	200	203,440
Israel Electric Corp. Ltd. (Israel)†(a)	4.25%	8/14/2028	250	278,219
Mong Duong Finance Holdings BV (Vietnam)†(a)	5.125%	5/7/2029	536	540,108
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027	200	163,400
Pampa Energia SA (Argentina)†(a)	9.125%	4/15/2029	250	210,000
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.125%	5/15/2027	200	215,283
Saudi Electricity Global Sukuk Co. 3 (Saudi Arabia)†(a)	5.50%	4/8/2044	400	485,582
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak (Indonesia)†(a)	4.85%	10/14/2038	200	218,663
Terraform Global Operating LLC†	6.125%	3/1/2026	180	185,141
Total				7,388,020

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.28%
SK Hynix, Inc. (South Korea)†(a)	1.50%	1/19/2026	$200	$197,042

Energy Equipment & Services 1.49%
Continuum Energy Levanter Pte Ltd. (Singapore)†(a)	4.50%	2/9/2027	500	511,937
Greenko Dutch BV (Netherlands)†(a)	3.85%	3/29/2026	200	201,350
Greenko Solar Mauritius Ltd. (Mauritius)†(a)	5.95%	7/29/2026	200	214,350
YPF Energia Electrica SA (Argentina)†(a)	10.00%	7/25/2026	142	116,192
Total				1,043,829

Engineering & Contracting Services 0.85%
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	6.00%	11/18/2048	198	209,542
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%	10/27/2027	400	384,390
Total				593,932

Financial Services 2.10%
BOC Aviation Ltd. (Singapore)†(a)	3.00%	9/11/2029	200	199,969
China Cinda Finance 2017 I Ltd.	4.10%	3/9/2024	200	216,023
China Cinda Finance 2017 I Ltd.	4.40%	3/9/2027	200	222,975
Intercorp Peru Ltd. (Peru)†(a)	3.875%	8/15/2029	200	206,752
Power Finance Corp. Ltd. (India)†(a)	3.95%	4/23/2030	400	410,080
SURA Asset Management SA (Colombia)†(a)	4.375%	4/11/2027	200	219,000
Total				1,474,799

Food 2.27%
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	185	176,490
Grupo KUO SAB De CV (Mexico)†(a)	5.75%	7/7/2027	200	210,353
MARB BondCo plc (United Kingdom)†(a)	3.95%	1/29/2031	400	381,030
Minerva Luxembourg SA (Luxembourg)†(a)	4.375%	3/18/2031	200	195,775
Minerva Luxembourg SA (Luxembourg)†(a)	5.875%	1/19/2028	200	212,300
Ulker Biskuvi Sanayi AS (Turkey)†(a)	6.95%	10/30/2025	400	420,584
Total				1,596,532

Health Care Services 0.57%
Rede D’or Finance Sarl (Luxembourg)†(a)	4.50%	1/22/2030	200	196,632
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%	1/17/2028	200	204,966
Total				401,598

Household Equipment/Products 0.31%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	6.95%	3/14/2026	200	214,388

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Investment Management Companies 1.74%
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50% (5 Yr Treasury CMT + 7.77%)	#	–	(b)		$600	$604,459
Huarong Finance 2019 Co. Ltd. (Hong Kong)(a)	3.875%		11/13/2029			200	203,043
MDGH - GMTN BV (Netherlands)†(a)	2.875%		11/7/2029			200	207,440
MDGH - GMTN BV (Netherlands)†(a)	3.70%		11/7/2049			200	205,113
Total							1,220,055

Lodging 2.09%
MGM China Holdings Ltd. (Macau)†(a)	5.875%		5/15/2026			450	472,990
Wynn Macau Ltd. (Macau)†(a)	5.50%		10/1/2027			500	523,125
Wynn Macau Ltd. (Macau)†(a)	5.625%		8/26/2028			450	471,229
Total							1,467,344

Machinery: Agricultural 2.36%
JBS Investments II GmbH (Austria)†(a)	5.75%		1/15/2028			600	633,846
JBS Investments II GmbH (Austria)†(a)	7.00%		1/15/2026			200	213,360
MHP Lux SA (Luxembourg)†(a)	6.25%		9/19/2029			600	601,431
MHP Lux SA (Luxembourg)†(a)	6.95%		4/3/2026			200	210,640
Total							1,659,277

Media 1.21%
Cable Onda SA (Panama)†(a)	4.50%		1/30/2030			200	212,937
Grupo Televisa SAB (Mexico)(a)	6.625%		1/15/2040			132	170,617
Summer BidCo BV 9.75% PIK†(c)	9.00%		11/15/2025		EUR	210	253,193
VTR Finance NV (Chile)†(a)	6.375%		7/15/2028			$200	216,557
Total							853,304

Metals & Minerals: Miscellaneous 5.73%
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%		4/15/2040			150	180,375
Antofagasta plc (Chile)†(a)	2.375%		10/14/2030			200	195,909
Bukit Makmur Mandiri Utama PT (Indonesia)†(a)	7.75%		2/10/2026			300	300,523
Chinalco Capital Holdings Ltd.	4.00%		8/25/2021			200	201,599
Corp. Nacional del Cobre de Chile (Chile)†(a)	3.15%		1/15/2051			200	183,402
First Quantum Minerals Ltd. (Canada)†(a)	6.875%		10/15/2027			600	644,250
First Quantum Minerals Ltd. (Canada)†(a)	7.50%		4/1/2025			220	227,425
Fresnillo plc (Mexico)†(a)	4.25%		10/2/2050			200	196,870
Minera Mexico SA de CV (Mexico)†(a)	4.50%		1/26/2050			200	206,302
Nexa Resources SA (Brazil)†(a)	5.375%		5/4/2027			400	437,424
Southern Copper Corp. (Peru)(a)	5.875%		4/23/2045			240	315,090
Vedanta Resources Finance II plc (United Kingdom)†(a)	8.95%		3/11/2025			500	478,445

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Vedanta Resources Finance II plc
(United Kingdom)†(a)	13.875%	1/21/2024	$250	$270,062
Vedanta Resources plc (India)†(a)	6.375%	7/30/2022	200	190,635
Total				4,028,311

Natural Gas 1.13%
ENN Energy Holdings Ltd. (China)†(a)	2.625%	9/17/2030	200	192,509
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	400	424,496
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	144	179,895
Total				796,900

Oil 9.70%
Dolphin Energy Ltd. LLC (United Arab Emirates)†(a)	5.50%	12/15/2021	200	206,976
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	425	454,533
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	303	323,901
Geopark Ltd. (Chile)†(a)	5.50%	1/17/2027	200	203,290
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	200	217,662
Kosmos Energy Ltd.†	7.50%	3/1/2028	514	488,043
Lukoil Securities BV (Netherlands)†(a)	3.875%	5/6/2030	200	206,510
Pertamina Persero PT (Indonesia)†(a)	4.15%	2/25/2060	200	189,069
Petrobras Global Finance BV (Netherlands)(a)	5.093%	1/15/2030	453	471,394
Petrobras Global Finance BV (Netherlands)(a)	5.60%	1/3/2031	118	124,570
Petrobras Global Finance BV (Netherlands)(a)	6.90%	3/19/2049	131	143,676
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	340	389,912
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028	570	555,237
Petroleos Mexicanos (Mexico)(a)	6.625%	6/15/2035	126	120,059
Petronas Energy Canada Ltd. (Canada)†(a)	2.112%	3/23/2028	300	296,421
PTTEP Treasury Center Co. Ltd. (Thailand)†(a)	2.993%	1/15/2030	250	254,917
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	1.625%	11/24/2025	200	201,557
Saudi Arabian Oil Co. (Saudi Arabia)(a)	3.50%	4/16/2029	200	213,197
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	400	434,609
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	3.25%	8/15/2030	500	499,562
Thaioil Treasury Center Co. Ltd. (Thailand)†(a)	3.50%	10/17/2049	200	172,561
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	200	194,960
YPF SA (Argentina)†(a)	6.95%	7/21/2027	740	449,705
Total				6,812,321

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Oil: Crude Producers 2.25%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%		11/2/2047		$400	$452,774
AI Candelaria Spain SLU (Spain)†(a)	7.50%		12/15/2028		250	282,516
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(a)	3.25%		9/30/2040		200	191,553
GNL Quintero SA (Chile)†(a)	4.634%		7/31/2029		200	220,285
Oleoducto Central SA (Colombia)†(a)	4.00%		7/14/2027		200	212,035
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%		4/30/2028		200	220,964
Total						1,580,127

Paper & Forest Products 0.28%
Suzano Austria GmbH (Brazil)(a)	3.75%		1/15/2031		192	197,872

Real Estate Investment Trusts 4.70%
China Evergrande Group (China)(a)	7.50%		6/28/2023		400	345,000
Country Garden Holdings Co. Ltd. (China)(a)	4.75%		1/17/2023		200	204,994
Country Garden Holdings Co. Ltd. (China)(a)	5.125%		1/17/2025		200	208,104
Kaisa Group Holdings Ltd. (China)(a)	9.375%		6/30/2024		400	384,974
Kaisa Group Holdings Ltd. (China)†(a)	11.95%		10/22/2022		200	210,725
KWG Group Holdings Ltd. (China)(a)	5.875%		11/10/2024		300	304,611
Longfor Group Holdings Ltd. (China)(a)	4.50%		1/16/2028		200	217,283
MAF Sukuk Ltd.	4.50%		11/3/2025		200	219,644
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	3.625%		1/13/2026		200	214,459
Trust Fibra Uno (Mexico)†(a)	6.39%		1/15/2050		200	220,849
Yuzhou Group Holdings Co. Ltd. (China)(a)	8.375%		10/30/2024		400	361,475
Zhenro Properties Group Ltd. (China)(a)	8.65%		1/21/2023		200	206,495
Zhenro Properties Group Ltd. (China)(a)	10.25% (3 Yr Treasury CMT + 13.41%)	#	–	(b)	200	205,499
Total						3,304,112

Retail 0.30%
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%		4/4/2027		200	211,293

Steel 2.36%
CSN Resources SA (Brazil)†(a)	7.625%		2/13/2023		200	207,752
CSN Resources SA (Brazil)†(a)	7.625%		4/17/2026		200	212,979
GUSAP III LP†	4.25%		1/21/2030		500	527,135
Novolipetsk Steel via Steel Funding DAC (Ireland)†(a)	4.00%		9/21/2024		250	265,129
POSCO (South Korea)†(a)	2.50%		1/17/2025		200	206,440
Vale Overseas Ltd. (Brazil)(a)	3.75%		7/8/2030		225	235,270
Total						1,654,705

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Technology 3.50%
B2W Digital Lux Sarl (Luxembourg)†(a)	4.375%		12/20/2030		$400	$391,452
Baidu, Inc. (China)(a)	2.375%		10/9/2030		200	193,708
JD.com, Inc. (China)(a)	4.125%		1/14/2050		200	201,720
Meituan (China)†(a)	3.05%		10/28/2030		200	194,764
MercadoLibre, Inc. (Argentina)(a)	3.125%		1/14/2031		200	190,784
Myriad International Holdings BV (Netherlands)†(a)	4.85%		7/6/2027		200	224,495
Prosus NV (Netherlands)†(a)	3.68%		1/21/2030		200	206,729
Tencent Holdings Ltd. (China)†(a)	3.80%		2/11/2025		400	432,910
Weibo Corp. (China)(a)	3.50%		7/5/2024		400	422,099
Total						2,458,661

Telecommunications 5.22%
Altice France Holding SA (Luxembourg)†(a)	10.50%		5/15/2027		200	225,319
America Movil SAB de CV (Mexico)(a)	4.375%		4/22/2049		200	230,688
Digicel Group 0.5 Ltd. PIK (Jamaica)(a)	10.00%		4/1/2024		245	226,594
Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd. (Jamaica)(a)	8.75%		5/25/2024		192	198,720
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%		6/18/2024		200	216,285
Millicom International Cellular SA (Luxembourg)†(a)	6.625%		10/15/2026		360	384,464
Network i2i Ltd. (India)†(a)	3.975% (5 Yr Treasury CMT + 3.39%)	#	–	(b)	300	301,567
Ooredoo International Finance Ltd.†	2.625%		4/8/2031		600	593,532
Ooredoo International Finance Ltd.†	3.25%		2/21/2023		400	418,536
Ooredoo International Finance Ltd.†	3.875%		1/31/2028		400	448,336
Telefonica Celular del Paraguay SA (Paraguay)†(a)	5.875%		4/15/2027		400	423,998
Total						3,668,039

Transportation: Miscellaneous 1.53%
ENA Master Trust (Panama)†(a)	4.00%		5/19/2048		200	203,250
Hidrovias International Finance Sarl (Luxembourg)†(a)	4.95%		2/8/2031		200	200,295
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%		7/10/2042		200	267,242
Rumo Luxembourg Sarl (Luxembourg)†(a)	5.25%		1/10/2028		200	210,500
Simpar Europe SA (Luxembourg)†(a)	5.20%		1/26/2031		200	196,308
Total						1,077,595

Utilities 0.30%
Aegea Finance Sarl (Luxembourg)†(a)	5.75%		10/10/2024		200	207,816
Total Corporate Bonds (cost $61,669,545)						63,271,069

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(d) 0.76%

Computer Software 0.55%
Grab Holdings Inc Term Loan B	5.50% (6 Mo. LIBOR + 4.50%)	1/29/2026	$381	$389,239

Miscellaneous 0.21%
Jindal Steel and Power Limited Term Loan (India)(a)	3.95% (3 Mo. LIBOR + 2.95%)	3/31/2022	157	147,652
Total Floating Rate Loans (cost $516,812)				536,891

FOREIGN GOVERNMENT OBLIGATIONS(a) 4.50%

Bahrain 0.55%
Kingdom of Bahrain†	5.45%	9/16/2032	400	387,258

Egypt 1.12%
Republic of Egypt†	3.875%	2/16/2026	600	579,900
Republic of Egypt†	7.625%	5/29/2032	200	205,300
Total				785,200

Ghana 0.28%
Republic of Ghana†	6.375%	2/11/2027	200	193,782

Mongolia 0.31%
Development Bank of Mongolia LLC†	7.25%	10/23/2023	200	217,204

Morocco 0.27%
Morocco Government International Bond†	3.00%	12/15/2032	200	187,979

Nigeria 0.88%
Republic of Nigeria†	6.50%	11/28/2027	600	620,520

Saudi Arabia 0.32%
Saudi International Bond†	4.50%	4/22/2060	200	223,754

Sri Lanka 0.25%
Republic of Sri Lanka†	5.75%	1/18/2022	200	176,204

Turkey 0.25%
Republic of Turkey	5.25%	3/13/2030	200	178,134

United Arab Emirates 0.27%
Abu Dhabi Government International Bond†	3.125%	9/30/2049	200	191,118
Total Foreign Government Obligations (cost $3,175,514)				3,161,153
Total Long-Term Investments (cost $65,701,764)				67,291,897

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 5.75%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 3/31/2021, 0.00% due 4/1/2021 with Fixed Income Clearing Corp. collateralized by $3,640,300 of U.S. Treasury Bond at 3.00% due 11/15/2045; value: $4,122,857; proceeds: $4,041,927 (cost $4,041,927)	$4,042	$4,041,927
Total Short-Term Investments (cost $4,041,927)		4,041,927
Total Investments in Securities 101.55% (cost $69,743,691)		71,333,824
Liabilities in Excess of Cash, Foreign Cash and Other Assets(e) (1.55%)		(1,092,075)
Net Assets 100.00%		$70,241,749

EUR	Euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $53,259,513, which represents 75.82% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2021.
(e)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 31, 2021(1):

Referenced Index	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Federal Government of Brazil(4)(5)	Credit Suisse	1.00%	6/20/2026	$2,000,000	$1,880,196	$(106,603)	$13,201

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $13,201. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of securities.

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2021

Open Forward Foreign Currency Exchange Contracts at March 31, 2021:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Euro	Sell	Bank of America	6/4/2021	219,000	$265,323	$257,138	$8,185

Open Futures Contracts at March 31, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 10-Year Treasury Note	June 2021	10	Short	$(1,338,577)	$(1,309,375)	$29,202
U.S. 10-Year Ultra Treasury Note	June 2021	15	Short	(2,229,664)	(2,155,312)	74,352
U.S. Ultra Treasury Bond	June 2021	10	Short	(1,888,646)	(1,812,188)	76,458
Total Unrealized Appreciation on Open Futures Contracts						$180,012

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	June 2021	7	Long	$1,546,630	$1,545,086	$(1,544)
U.S. 5-Year Treasury Note	June 2021	47	Long	5,873,981	5,799,727	(74,254)
U.S. Long Bond	June 2021	7	Long	1,120,816	1,082,156	(38,660)
Total Unrealized Depreciation on Open Futures Contracts						$(114,458)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$35,460	$–	$–	$35,460
Convertible Bonds	–	287,324	–	287,324
Corporate Bonds	–	63,271,069	–	63,271,069
Floating Rate Loans	–	536,891	–	536,891
Foreign Government Obligations	–	3,161,153	–	3,161,153
Short-Term Investments
Repurchase Agreements	–	4,041,927	–	4,041,927
Total	$35,460	$71,298,364	$–	$71,333,824
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$13,201	$–	$13,201
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	8,185	–	8,185
Liabilities	–	–	–	–
Futures Contracts
Assets	180,012	–	–	180,012
Liabilities	(114,458)	–	–	(114,458)
Total	$65,554	$21,386	$–	$86,940

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.59%

ASSET-BACKED SECURITIES 5.24%

Automobiles 1.28%
Avid Automobile Receivables Trust 2019-1 C†	3.14%		7/15/2026	$100	$102,697
Westlake Automobile Receivables Trust 2018-2A D†	4.00%		1/16/2024	53	53,689
Total					156,386

Credit Cards 0.85%
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	100	104,024

Other 3.11%
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	49	51,445
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	87	92,933
OCP CLO Ltd. 2016-12A A1R†	1.343% (3 Mo. LIBOR + 1.12%)	#	10/18/2028	93	92,717
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	42	41,943
Venture CLO Ltd. 2018-33A A1LR†	1.399% (3 Mo. LIBOR + 1.06%)	#	7/15/2031	100	100,029
Total					379,067
Total Asset-Backed Securities (cost $631,053)					639,477

CONVERTIBLE BONDS 0.48%

Energy Equipment & Services 0.18%
Sunrun, Inc.†	Zero Coupon		2/1/2026	24	21,676

Leisure 0.12%
Peloton Interactive, Inc.†	Zero Coupon		2/15/2026	15	14,260

Technology 0.18%
21Vianet Group, Inc. (China)†(a)	Zero Coupon		2/1/2026	24	22,644
Total Convertible Bonds (cost $64,394)					58,580

CORPORATE BONDS 51.66%

Advertising 0.18%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	12	11,890
Outfront Media Capital LLC / Outfront Media Capital Corp.†	4.25%		1/15/2029	11	10,604
Total					22,494

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Aerospace/Defense 0.75%
Boeing Co. (The)	4.875%	5/1/2025		$48	$53,485
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028		13	13,242
TransDigm, Inc.†	6.25%	3/15/2026		11	11,676
Triumph Group, Inc.	7.75%	8/15/2025		13	13,097
Total					91,500

Air Transportation 0.72%
American Airlines Group, Inc.†	5.00%	6/1/2022		23	22,626
Delta Air Lines, Inc.†	7.00%	5/1/2025		21	24,208
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%	10/20/2025		10	10,680
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028		13	14,148
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%	9/20/2025		14	15,854
Total					87,516

Apparel 0.10%
William Carter Co. (The)†	5.625%	3/15/2027		11	11,639

Auto Parts: Original Equipment 0.33%
American Axle & Manufacturing, Inc.	6.875%	7/1/2028		15	15,754
Clarios Global LP/Clarios US Finance Co.†	8.50%	5/15/2027		11	11,857
Real Hero Merger Sub 2, Inc.†	6.25%	2/1/2029		12	12,405
Total					40,016

Automotive 1.76%
Ford Motor Co.	9.625%	4/22/2030		19	26,546
General Motors Co.	6.125%	10/1/2025		11	12,948
General Motors Co.	6.75%	4/1/2046		30	40,550
Mclaren Finance plc(b)	5.00%	8/1/2022	GBP	100	134,994
Total					215,038

Banks: Regional 1.18%
Kreditanstalt fuer Wiederaufbau (Denmark)(a)	0.375%	7/18/2025		$78	76,489
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021		50	50,018
Popular, Inc.	6.125%	9/14/2023		16	17,338
Total					143,845

Building Materials 0.35%
Builders FirstSource, Inc.†	5.00%	3/1/2030		7	7,348
Forterra Finance LLC/FRTA Finance Corp.†	6.50%	7/15/2025		11	11,846
Griffon Corp.	5.75%	3/1/2028		11	11,715
Patrick Industries, Inc.†	7.50%	10/15/2027		11	12,045
Total					42,954

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Business Services 3.16%
AA Bond Co. Ltd.(b)	2.75%	7/31/2023	GBP	100	$139,704
Ahern Rentals, Inc.†	7.375%	5/15/2023		$13	11,741
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.†	4.75%	4/1/2028		30	30,581
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.†	6.375%	4/1/2024		15	15,277
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024		10	10,815
Garda World Security Corp. (Canada)†(a)	4.625%	2/15/2027		12	12,030
IPD 3 BV†(b)	5.50%	12/1/2025	EUR	100	121,434
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.†	5.00%	2/1/2026		$12	12,225
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027		16	15,540
Sabre GLBL, Inc.†	7.375%	9/1/2025		15	16,392
Total					385,739

Chemicals 0.59%
Ashland LLC	6.875%	5/15/2043		10	12,543
CF Industries, Inc.	5.15%	3/15/2034		16	18,325
Chemours Co. (The)	5.375%	5/15/2027		15	15,928
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.†	9.00%	7/1/2028		14	15,772
Tronox, Inc.†	4.625%	3/15/2029		9	9,022
Total					71,590

Coal 0.08%
Warrior Met Coal, Inc.†	8.00%	11/1/2024		10	10,258

Computer Hardware 0.39%
Austin BidCo, Inc.†	7.125%	12/15/2028		6	6,117
Dell International LLC/EMC Corp.†	8.35%	7/15/2046		20	30,487
Presidio Holdings, Inc.†	4.875%	2/1/2027		11	11,294
Total					47,898

Computer Software 1.41%
BY Crown Parent LLC/BY Bond Finance, Inc.†	4.25%	1/31/2026		7	7,278
Oracle Corp.	2.875%	3/25/2031		15	15,282
Twilio, Inc.	3.625%	3/15/2029		8	8,118
Twilio, Inc.	3.875%	3/15/2031		9	9,215
Ubisoft Entertainment SA(b)	1.289%	1/30/2023	EUR	100	119,331
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025		$12	12,479
Total					171,703

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Construction/Homebuilding 0.37%
Mattamy Group Corp. (Canada)†(a)	4.625%	3/1/2030		$10	$9,950
Taylor Morrison Communities, Inc.†	5.125%	8/1/2030		8	8,515
Tri Pointe Homes, Inc.	5.25%	6/1/2027		8	8,589
Tri Pointe Homes, Inc.	5.70%	6/15/2028		6	6,646
Williams Scotsman International, Inc.†	4.625%	8/15/2028		11	11,227
Total					44,927

Drugs 0.27%
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025		10	10,887
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023		22	21,930
Total					32,817

Electric: Power 2.31%
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028		33	36,461
Calpine Corp.†	5.125%	3/15/2028		11	11,067
FirstEnergy Corp.	4.40%	7/15/2027		33	35,512
IPALCO Enterprises, Inc.†	4.25%	5/1/2030		25	27,335
Liberty Utilities Finance GP 1†	2.05%	9/15/2030		21	19,717
Origin Energy Finance Ltd. (Australia)†(a)	5.45%	10/14/2021		26	26,655
Pacific Gas and Electric Co.	4.55%	7/1/2030		38	41,245
Puget Energy, Inc.	4.10%	6/15/2030		40	43,430
Toronto Hydro Corp.(b)	3.54%	11/18/2021	CAD	50	40,582
Total					282,004

Electrical Equipment 1.03%
Infineon Technologies AG(b)	1.625%	6/24/2029	EUR	100	126,033

Energy Equipment & Services 0.06%
TerraForm Power Operating LLC†	4.75%	1/15/2030		$7	7,284

Engineering & Contracting Services 1.12%
Brundage-Bone Concrete Pumping Holdings, Inc.†	6.00%	2/1/2026		7	7,306
Fluor Corp.(b)	1.75%	3/21/2023	EUR	100	115,425
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		$14	14,385
Total					137,116

Entertainment 1.97%
Buena Vista Gaming Authority†	13.00%	4/1/2023		15	16,191
Caesars Entertainment, Inc.†	8.125%	7/1/2027		14	15,457
CCM Merger, Inc.†	6.375%	5/1/2026		16	17,030
Live Nation Entertainment, Inc.†	4.75%	10/15/2027		16	16,145

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Entertainment (continued)
Penn National Gaming, Inc.†	5.625%	1/15/2027		$11	$11,411
Pinewood Finance Co. Ltd.(b)	3.25%	9/30/2025	GBP	100	140,984
Scientific Games International, Inc.†	7.25%	11/15/2029		$11	11,953
Twin River Worldwide Holdings, Inc.†	6.75%	6/1/2027		11	11,818
Total					240,989

Financial Services 1.46%
AG Issuer LLC†	6.25%	3/1/2028		14	14,683
Brightsphere Investment Group, Inc.	4.80%	7/27/2026		50	54,214
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		22	21,336
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028		15	15,089
Navient Corp.	5.00%	3/15/2027		5	5,019
Navient Corp.	6.75%	6/25/2025		10	10,870
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		28	28,910
OneMain Finance Corp.	5.375%	11/15/2029		15	15,994
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.875%	3/1/2031		13	12,545
Total					178,660

Food 1.91%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030		11	11,319
Bellis Finco plc†(b)	4.00%	2/16/2027	GBP	100	138,511
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		$12	12,270
Kraft Heinz Foods Co.	4.375%	6/1/2046		57	59,723
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028		11	11,536
Total					233,359

Government 1.99%
Asian Development Bank(b)	2.45%	1/17/2024	AUD	75	60,145
European Bank for Reconstruction & Development (United Kingdom)(a)	1.625%	9/27/2024		$72	74,618
Inter-American Development Bank(b)	2.75%	10/30/2025	AUD	97	79,772
International Bank for Reconstruction & Development(b)	0.25%	1/29/2029	SEK	260	28,927
Total					243,462

Health Care Services 2.28%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029		$11	11,442
Akumin, Inc.†	7.00%	11/1/2025		15	15,994
Centene Corp.	3.375%	2/15/2030		15	15,164

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

					Principal
	Interest		Maturity		Amount		Fair
Investments	Rate		Date		(000)		Value
Health Care Services (continued)
DaVita, Inc.†	3.75%		2/15/2031			$12	$11,467
Eurofins Scientific SE(b)	3.75%		7/17/2026		EUR	100	136,982
HCA, Inc.	5.50%		6/15/2047			$25	31,165
Legacy LifePoint Health LLC†	4.375%		2/15/2027			11	10,807
Radiology Partners, Inc.†	9.25%		2/1/2028			7	7,639
Seattle Children’s Hospital	2.719%		10/1/2050			17	15,608
Select Medical Corp.†	6.25%		8/15/2026			10	10,643
Surgery Center Holdings, Inc.†	10.00%		4/15/2027			10	11,044
Total							277,955

Household Equipment/Products 1.12%
Newell Brands, Inc.(b)	3.75%		10/1/2021		EUR	100	120,055
Newell Brands, Inc.	5.875%		4/1/2036			$14	17,220
Total							137,275

Insurance 1.01%
PartnerRe Ireland Finance DAC(b)	1.25%		9/15/2026		EUR	100	123,830

Leisure 0.47%
Carnival Corp.†	7.625%		3/1/2026			$7	7,529
Carnival Corp.†	11.50%		4/1/2023			14	16,068
NCL Corp. Ltd.†	12.25%		5/15/2024			14	16,977
Royal Caribbean Cruises Ltd.†	9.125%		6/15/2023			15	16,547
Total							57,121

Lodging 0.22%
Boyd Gaming Corp.	4.75%		12/1/2027			11	11,232
MGM Resorts International	5.50%		4/15/2027			14	15,070
Total							26,302

Manufacturing 0.60%
General Electric Co.	3.514% (3 Mo. LIBOR + 3.33%)	#	–	(c)		77	72,861

Media 3.19%
Block Communications, Inc.†	4.875%		3/1/2028			10	10,209
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030			14	14,525
Charter Communications Operating LLC / Charter Communications Operating Capital	3.50%		6/1/2041			18	17,095
Clear Channel Worldwide Holdings, Inc.	9.25%		2/15/2024			9	9,380
Comcast Corp.(b)	1.50%		2/20/2029		GBP	100	137,083
Cox Communications, Inc.†	8.375%		3/1/2039			$28	45,448

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Media (continued)
DISH DBS Corp.	7.75%	7/1/2026		$9	$9,945
EW Scripps Co. (The)†	5.125%	5/15/2025		15	15,309
RCS & RDS SA†(b)	3.25%	2/5/2028	EUR	100	117,924
Urban One, Inc.†	7.375%	2/1/2028		$12	12,439
Total					389,357

Metals & Minerals: Miscellaneous 0.52%
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	4.50%	9/15/2027		14	14,982
Freeport-McMoRan, Inc.	4.125%	3/1/2028		11	11,584
Freeport-McMoRan, Inc.	4.375%	8/1/2028		9	9,564
Hecla Mining Co.	7.25%	2/15/2028		7	7,516
Hudbay Minerals, Inc. (Canada)†(a)	6.125%	4/1/2029		18	19,260
Total					62,906

Oil 3.00%
Aethon United BR LP / Aethon United Finance Corp.†	8.25%	2/15/2026		22	22,811
Apache Corp.	4.375%	10/15/2028		16	15,976
Centennial Resource Production LLC†	5.375%	1/15/2026		15	13,228
Continental Resources, Inc.†	5.75%	1/15/2031		17	19,233
Diamondback Energy, Inc.	3.125%	3/24/2031		27	26,978
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045		30	32,069
EQT Corp.	5.00%	1/15/2029		15	16,087
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031		4	4,068
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028		12	12,383
Indigo Natural Resources LLC†	5.375%	2/1/2029		9	8,884
Laredo Petroleum, Inc.	9.50%	1/15/2025		19	18,307
Matador Resources Co.	5.875%	9/15/2026		13	12,675
MEG Energy Corp. (Canada)†(a)	7.125%	2/1/2027		23	24,136
Murphy Oil Corp.	5.875%	12/1/2027		12	11,771
Nabors Industries Ltd.†	7.25%	1/15/2026		14	11,646
Occidental Petroleum Corp.	2.70%	2/15/2023		7	6,997
Occidental Petroleum Corp.	6.125%	1/1/2031		11	12,167
Ovintiv, Inc.	6.50%	2/1/2038		10	12,101
PDC Energy, Inc.	5.75%	5/15/2026		15	15,578
Petrobras Global Finance BV (Netherlands)(a)	5.60%	1/3/2031		13	13,724
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028		30	29,223
Range Resources Corp.†	8.25%	1/15/2029		11	11,791
SM Energy Co.	5.625%	6/1/2025		5	4,635
SM Energy Co.	6.75%	9/15/2026		10	9,259
Total					365,727

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Oil: Crude Producers 2.13%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078		$15	$12,064
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027		28	32,054
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(a)	1.75%		9/30/2027		200	200,217
Western Midstream Operating LP	4.35%		2/1/2025		15	15,549
Total						259,884

Oil: Integrated Domestic 0.20%
TechnipFMC plc (United Kingdom)†(a)	6.50%		2/1/2026		12	12,565
Transocean Proteus Ltd.†	6.25%		12/1/2024		13	12,001
Total						24,566

Paper & Forest Products 0.05%
Suzano Austria GmbH (Brazil)(a)	3.75%		1/15/2031		6	6,184

Real Estate Investment Trusts 5.27%
Aroundtown SA(b)	1.45%		7/9/2028	EUR	100	122,422
Canary Wharf Group Investment Holdings plc(b)†(e)	2.625%		4/23/2025	GBP	100	138,231	(d)
Country Garden Holdings Co. Ltd. (China)(a)	4.75%		1/17/2023		$200	204,994
ESH Hospitality, Inc.†	4.625%		10/1/2027		12	12,707
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		5	5,782
Goodman US Finance Three LLC†	3.70%		3/15/2028		34	36,156
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%		10/1/2028		8	8,497
Vivion Investments Sarl(b)	3.00%		8/8/2024	EUR	100	114,438
Total						643,227

Retail 0.89%
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%		4/1/2027		$15	15,591
Carvana Co.†	5.875%		10/1/2028		9	9,236
Gap, Inc. (The)†	8.875%		5/15/2027		10	11,687
Ken Garff Automotive LLC†	4.875%		9/15/2028		9	9,008
L Brands, Inc.†	6.625%		10/1/2030		24	27,448
Macy’s Retail Holdings LLC†	5.875%		4/1/2029		6	6,164
Park River Holdings, Inc.†	5.625%		2/1/2029		12	11,648
Rite Aid Corp.†	8.00%		11/15/2026		17	17,871
Total						108,653

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Steel 0.19%
Baffinland Iron Mines Corp./Baffinland Iron
Mines LP (Canada)†(a)	8.75%		7/15/2026			$13	$13,778
Cleveland-Cliffs, Inc.†	4.625%		3/1/2029			10	9,995
Total							23,773

Technology 3.37%
GrubHub Holdings, Inc.†	5.50%		7/1/2027			11	11,454
Match Group Holdings II LLC†	4.125%		8/1/2030			13	13,059
Netflix, Inc.(b)	3.875%		11/15/2029		EUR	100	140,043
Netflix, Inc.†	4.875%		6/15/2030			$10	11,528
Netflix, Inc.	5.875%		2/15/2025			15	17,222
Prosus NV (Netherlands)†(a)	3.68%		1/21/2030			200	206,729
Uber Technologies, Inc.†	8.00%		11/1/2026			11	11,928
Total							411,963

Telecommunications 2.36%
AT&T, Inc.(b)	2.875% (EUAMDB05 + 3.14%)	#	–	(c)	EUR	100	117,287
Avaya, Inc.†	6.125%		9/15/2028			$15	15,952
Frontier Communications Corp.†	5.00%		5/1/2028			10	10,202
LogMeIn, Inc.†	5.50%		9/1/2027			15	15,722
Lorca Telecom Bondco SAU†(b)	4.00%		9/18/2027		EUR	100	120,636
Sprint Capital Corp.	6.875%		11/15/2028			$7	8,840
Total							288,639

Toys 0.17%
Mattel, Inc.	5.45%		11/1/2041			19	20,805

Transportation: Miscellaneous 1.05%
Hamburger Hochbahn AG(b)	0.125%		2/24/2031		EUR	100	116,660
Watco Cos LLC/Watco Finance Corp.†	6.50%		6/15/2027			$11	11,614
Total							128,274

Utilities 0.08%
Solaris Midstream Holdings LLC†(e)	7.625%		4/1/2026			9	9,214
Total Corporate Bonds (cost $6,125,611)							6,307,357

FLOATING RATE LOANS(f) 4.10%

Advertising 0.09%
Clear Channel Outdoor Holdings, Inc. Term Loan B	3.712% (3 Mo. LIBOR + 3.50%)		8/21/2026			11	11,024

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.35%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	–	(g)	4/20/2028	$23	$23,935
Kestrel Bidco Inc. Term Loan B (Canada)(a)	4.00% (6 Mo. LIBOR + 3.00%)		12/11/2026	19	18,534
Total					42,469

Auto Parts: Original Equipment 0.30%
Autokiniton US Holdings, Inc. 2021 Term Loan B	–	(g)	3/29/2028	13	12,655
Chassix Inc. 2017 1st Lien Term Loan	–	(g)	11/15/2023	26	24,525	(h)
Total					37,180

Business Services 0.55%
Employbridge LLC Term Loan B	–	(g)	4/18/2025	18	17,860
Kingpin Intermediate Holdings LLC 2018 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%)		7/3/2024	13	12,504
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%)		2/21/2025	19	18,646
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%)		3/13/2025	19	18,606
Total					67,616

Computer Hardware 0.10%
Verifone Systems, Inc. 2018 1st Lien Term Loan	–	(g)	8/20/2025	13	12,226

Computer Software 0.16%
Grab Holdings Inc Term Loan B	5.50% (6 Mo. LIBOR + 4.50%)		1/29/2026	19	18,893

Engineering & Contracting Services 0.10%
Dynasty Acquisition Co., Inc. 2020 CAD Term Loan B2	3.703% (3 Mo. LIBOR + 3.50%)		4/6/2026	4	4,305
Dynasty Acquisition Co., Inc. 2020 Term Loan B1	3.703% (3 Mo. LIBOR + 3.50%)		4/6/2026	8	8,009
Total					12,314

Entertainment 0.15%
Playtika Holding Corp 2021 Term Loan	–	(g)	3/13/2028	18	18,235

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.15%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.453% (3 Mo. LIBOR + 4.25%)	7/30/2025	$19	$17,863

Health Care Services 0.24%
Heartland Dental, LLC 2018 1st Lien Term Loan	3.609%	4/30/2025	12	11,473
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.609% (1 Mo. LIBOR + 5.50%)	10/1/2025	18	18,263
Total				29,736

Leisure 0.26%
Travel Leaders Group, LLC 2018 Term Loan B	4.109% (1 Mo. LIBOR + 4.00%)	1/25/2024	13	12,521
United PF Holdings, LLC 2019 1st Lien Term Loan	4.203% (3 Mo. LIBOR + 4.00%)	12/30/2026	19	18,812
Total				31,333

Lodging 0.30%
Aimbridge Acquisition Co., Inc. 2019 Term Loan B	3.865% (1 Mo. LIBOR + 3.75%)	2/2/2026	13	12,464
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(a)	3.75% (1 Mo. LIBOR + 2.75%)	4/29/2024	13	12,495
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (3 Mo. LIBOR + 9.00%)	12/23/2025	1	814
Spectacle Gary Holdings LLC Term Loan B	11.00% (3 Mo. LIBOR + 9.00%)	12/23/2025	10	11,231
Total				37,004

Media 0.26%
A-L Parent LLC 2016 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%)	12/1/2023	13	12,274
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.358% (1 Mo. LIBOR + 3.25%)	10/20/2025	20	19,109
Total				31,383

Miscellaneous 0.15%
Cvent, Inc. 1st Lien Term Loan	3.90% (2 Mo. LIBOR + 3.75%)	11/29/2024	19	18,150

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Oil 0.15%
Brazos Delaware II, LLC Term Loan B	–	(g)	5/21/2025		$19	$18,221

Oil: Integrated Domestic 0.16%
BCP Raptor II, LLC 1st Lien Term Loan	4.858% (1 Mo. LIBOR + 4.75%)		11/3/2025		20	18,981

Real Estate 0.15%
Claros Mortgage Trust, Inc. Term Loan B	–	(g)	8/9/2026		18	17,908	(h)

Retail 0.20%
Miller’s Ale House, Inc. 2018 Term Loan	–	(g)	5/30/2025		26	24,820

Technology 0.20%
Hoya Midco, LLC 2017 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.50%)		6/30/2024		13	12,563
PUG LLC USD Term Loan	3.609% (1 Mo. LIBOR + 3.50%)		2/12/2027		13	12,369
Total						24,932

Telecommunications 0.08%
Colorado Buyer Inc 2nd Lien Term Loan	–	(g)	5/1/2025		10	10,337
Total Floating Rate Loans (cost $495,674)						500,625

FOREIGN GOVERNMENT OBLIGATIONS 21.42%

Australia 0.61%
Australia Government Bond(b)	3.00%		3/21/2047	AUD	19	15,361
Queensland Treasury Corp.†(b)	3.25%		7/21/2026	AUD	70	59,584
Total						74,945

Brazil 0.36%
Brazil Notas do Tesouro Nacional Serie F(b)	10.00%		1/1/2029	BRL	240	44,604

Canada 1.98%
City of Montreal(b)	4.25%		12/1/2032	CAD	55	51,232
Province of Alberta Canada(b)	2.05%		6/1/2030	CAD	100	78,106
Province of Ontario Canada(b)	2.85%		6/2/2023	CAD	75	62,789
Province of Saskatchewan(b)	4.75%		6/1/2040	CAD	49	50,177
Total						242,304

China 4.48%
China Development Bank(b)	3.07%		3/10/2030	CNY	650	94,946
China Development Bank(b)	3.09%		6/18/2030	CNY	1,300	189,871
China Development Bank(b)	3.42%		7/2/2024	CNY	900	137,963

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
China (continued)
China Development Bank(b)	3.68%	2/26/2026	CNY	600	$92,661
China Government Bond(b)	3.86%	7/22/2049	CNY	200	31,335
Total					546,776

Egypt 1.68%
Republic of Egypt†(a)	4.55%	11/20/2023		$200	205,054

France 0.57%
French Republic Government Bond OAT†(b)	0.75%	5/25/2052	EUR	60	69,296

Germany 0.14%
Bundesrepublik Deutschland Bundesanleihe(b)	1.25%	8/15/2048	EUR	11	17,167

Indonesia 1.09%
Indonesia Government International Bond†(a)	6.625%	2/17/2037		$100	133,407

Italy 4.03%
Cassa Depositi e Prestiti SpA(b)	1.50%	4/9/2025	EUR	100	123,940
Italy Buoni Poliennali Del Tesoro(b)	1.35%	4/1/2030	EUR	30	37,666
Italy Buoni Poliennali Del Tesoro†(b)	1.50%	4/30/2045	EUR	50	58,944
Italy Buoni Poliennali Del Tesoro†(b)	1.85%	7/1/2025	EUR	121	153,488
Italy Buoni Poliennali Del Tesoro†(b)	2.45%	9/1/2033	EUR	85	117,908
Total					491,946

Japan 1.18%
Japan Government Thirty Year Bond(b)	0.60%	9/20/2050	JPY	4,500	39,970
Japan Government Twenty Year Bond(b)	1.40%	9/20/2034	JPY	10,000	104,099
Total					144,069

Peru 0.05%
Peruvian Government International Bond(a)	2.392%	1/23/2026		$6	6,187

Senegal 0.98%
Senegal Government International Bond(b)	4.75%	3/13/2028	EUR	100	119,357

South Africa 0.17%
Republic of South Africa Government Bond(b)	8.75%	2/28/2048	ZAR	396	21,057

Spain 1.52%
Spain Government Bond†(b)	1.25%	10/31/2030	EUR	100	128,138
Spain Government Bond†(b)	2.70%	10/31/2048	EUR	5	7,938
Spain Government Bond†(b)	4.20%	1/31/2037	EUR	28	49,938
Total					186,014

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Turkey 0.47%
Republic of Turkey(a)	7.375%		2/5/2025		$55	$56,917

Ukraine 0.89%
Ukraine Government International Bond†(a)	7.75%		9/1/2024		100	108,349

United Kingdom 1.22%
United Kingdom Gilt(b)	1.50%		7/22/2047	GBP	105	148,418
Total Foreign Government Obligations (cost $2,592,020)						2,615,867

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.40%

Federal National Mortgage Assoc.(i)	3.00%		TBA		$150	156,252
Federal National Mortgage Assoc.	3.50%		9/1/2047		127	136,318
Total Government Sponsored Enterprises Pass-Throughs (cost $287,464)						292,570

MUNICIPAL BONDS 1.56%

Miscellaneous
City & County of Denver CO Airport
System Revenue	2.767%		11/15/2035		30	29,922
Metropolitan District (The)	2.562%		4/1/2039		16	15,294
Metropolitan Transportation Authority	6.668%		11/15/2039		20	27,405
New York City Transitional Finance Authority Futur	1.95%		8/1/2034		40	37,228
Oregon State University (BAM)	3.424%		3/1/2060		25	25,110
Regional Transportation District Sales Tax Revenue	2.337%		11/1/2036		25	23,810
State of California Department of Water Resources	1.789%		12/1/2035		35	32,121
Total Municipal Bonds (cost $199,873)						190,890

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.53%

BBCMS Mortgage Trust 2019-BWAY A†	1.062% (1 Mo. LIBOR + .96%)	#	11/15/2034		11	10,973
BBCMS Mortgage Trust 2019-BWAY B†	1.416% (1 Mo. LIBOR + 1.31%)	#	11/15/2034		10	9,937
BX Trust 2019-OC11 A†	3.202%		12/9/2041		21	22,001
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049		45	33,408
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(j)	4/15/2049		30	21,278
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.325%	#(j)	7/10/2050		25	25,134
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.325%	#(j)	7/10/2050		35	29,442
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.393%	#(j)	11/15/2049		45	32,755

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust 2019-WOLF A†	1.14% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	$33	$33,005
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.106% (1 Mo. LIBOR + 1.00%)	#	6/15/2032	26	26,430
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.406% (1 Mo. LIBOR + 1.30%)	#	6/15/2032	17	16,834
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(j)	1/26/2060	69	69,704
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(j)	2/25/2024	73	73,564
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	61	62,226
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	86	86,344
Total Non-Agency Commercial Mortgage-Backed Securities (cost $559,936)					553,035

U.S. TREASURY OBLIGATIONS 6.20%
U.S. Treasury Bond	1.125%		5/15/2040	215	175,502
U.S. Treasury Bond	1.625%		11/15/2050	254	211,733
U.S. Treasury Notes	1.75%		1/31/2023	360	370,540
Total U.S. Treasury Obligations (cost $782,881)					757,775
Total Long-Term Investments (cost $11,738,906)					11,916,176

SHORT-TERM INVESTMENTS 5.80%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 3/31/2021, 0.00% due 4/1/2021 with Fixed Income Clearing Corp. collateralized by $637,900 of U.S. Treasury Note at 3.0% due 11/15/2045; value: $722,460; proceeds: $708,219 (cost $708,219)				708	708,219
Total Investments in Securities 103.39% (cost $12,447,125)					12,624,395
Liabilities in Excess of Cash, Foreign Cash and Other Assets(k) (3.39%)					(414,403)
Net Assets 100.00%					$12,209,992

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
CNY	Chinese yuan renminbi.
EUR	Euro.
GBP	British pound.
JPY	Japanese yen.
SEK	Swedish Krona.
ZAR	South African rand.
BAM	Insured by - Build America Mutual.

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

EUAMDB05	5-year EUR Mid-Market Swap Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2021, the total value of Rule 144A securities was $4,951,652, which represents 40.55% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2021.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Securities purchased on a when-issued basis.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2021.
(g)	Interest rate to be determined.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 31, 2021(1):

		Fund
Referenced	Central	Pays		Termination	Notional	Notional	Payments	Unrealized
Index	Clearing Party	(Quarterly	)	Date	Amount	Value	Upfront(2)	Depreciation(3)
Markit CDX. NA.HY.36(4)(5)	Credit Suisse	5.00%		06/20/2026	$329,000	$358,359	$(27,950)	$(1,409)
Markit CDX. NA.IG.36(4)(6)	Credit Suisse	1.00%		06/20/2026	220,000	225,155	(4,718)	(437)
							$(32,668)	$(1,846)

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at March 31, 2021(1):

		Fund
Referenced	Central	Receives		Termination	Notional	Notional	Payments	Unrealized
Index	Clearing Party	(Quarterly	)	Date	Amount	Value	Upfront(2)	Depreciation(3)
Markit CDX. NA.EM.35(4)(7)	Credit Suisse	1.00%		06/20/2026	$460,000	$440,811	$(16,033)	$(3,156)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $5,002.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of High Yield securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of Emerging Markets sovereign issuers.

Open Forward Foreign Currency Exchange Contracts at March 31, 2021:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Canadian dollar	Buy	J.P. Morgan	7/20/2021	157,000	$124,699	$124,946	$247
Chinese yuan renminbi	Buy	State Street Bank and Trust	4/21/2021	121,000	18,377	18,415	38
Euro	Buy	State Street Bank and Trust	6/4/2021	17,000	19,955	19,960	5
Indian rupee	Buy	Goldman Sachs	5/10/2021	4,506,000	60,946	61,219	273
Mexican peso	Buy	State Street Bank and Trust	6/18/2021	611,000	29,434	29,655	221
Australian dollar	Sell	State Street Bank and Trust	5/28/2021	192,000	153,074	145,869	7,205
Brazilian real	Sell	State Street Bank and Trust	6/23/2021	270,000	49,203	47,704	1,499
British pound	Sell	Goldman Sachs	6/8/2021	106,000	146,251	146,158	93
British pound	Sell	State Street Bank and Trust	6/8/2021	181,000	251,496	249,572	1,924
Canadian dollar	Sell	Toronto Dominion Bank	7/20/2021	111,000	88,935	88,337	598
Euro	Sell	Bank of America	6/4/2021	51,000	60,329	59,881	448
Euro	Sell	Morgan Stanley	6/4/2021	92,000	109,815	108,021	1,794
Euro	Sell	State Street Bank and Trust	6/4/2021	50,000	59,980	58,707	1,273
Indonesian rupiah	Sell	State Street Bank and Trust	4/19/2021	813,500,000	57,408	55,739	1,669
Swedish krona	Sell	State Street Bank and Trust	4/19/2021	259,000	31,257	29,660	1,597
Taiwan dollar	Sell	Barclays Bank plc	4/12/2021	1,168,000	42,298	41,081	1,217
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$20,101

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Australian dollar	Buy	Morgan Stanley	4/30/2021	71,000	$ 54,643	$ 53,936	$(707)
Chinese yuan renminbi	Buy	State Street Bank and Trust	4/21/2021	1,319,000	202,421	200,744	(1,677)
Chinese yuan renminbi	Buy	State Street Bank and Trust	4/21/2021	80,000	12,350	12,176	(174)
Colombian peso	Buy	Goldman Sachs	5/10/2021	46,813,058	12,987	12,777	(210)
Euro	Buy	Bank of America	6/4/2021	195,000	236,246	228,958	(7,288)
Euro	Buy	Morgan Stanley	6/4/2021	32,000	38,077	37,572	(505)
Euro	Buy	Morgan Stanley	6/4/2021	158,000	189,168	185,515	(3,653)
Indonesian rupiah	Buy	Toronto Dominion Bank	4/19/2021	813,500,000	56,454	55,739	(715)
Japanese yen	Buy	Bank of America	4/30/2021	3,073,000	28,258	27,761	(497)
Japanese yen	Buy	State Street Bank and Trust	4/30/2021	152,000,000	1,462,179	1,373,141	(89,038)
Japanese yen	Buy	State Street Bank and Trust	4/30/2021	1,689,000	16,147	15,258	(889)
Japanese yen	Buy	State Street Bank and Trust	4/30/2021	807,000	7,319	7,290	(29)
Malaysian ringgit	Buy	Morgan Stanley	6/10/2021	238,000	57,700	57,406	(294)
New Zealand dollar	Buy	Bank of America	4/30/2021	26,000	18,696	18,158	(538)
Norwegian krone	Buy	Toronto Dominion Bank	6/11/2021	103,000	12,139	12,042	(97)
Russian ruble	Buy	State Street Bank and Trust	5/25/2021	5,950,000	79,997	78,237	(1,760)
South Korean won	Buy	Barclays Bank plc	5/17/2021	147,000,000	133,265	130,352	(2,913)
Swedish krona	Buy	State Street Bank and Trust	4/19/2021	422,000	50,878	48,326	(2,552)
Swiss franc	Buy	State Street Bank and Trust	4/30/2021	54,000	60,948	57,171	(3,777)
Thai baht	Buy	Morgan Stanley	5/17/2021	1,895,000	63,349	60,629	(2,720)
Japanese yen	Sell	State Street Bank and Trust	4/30/2021	2,031,000	18,334	18,347	(13)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(120,046)

Open Futures Contracts at March 31, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 10-Year Ultra Treasury Note	June 2021	2	Short	$(297,289)	$(287,375)	$9,914
U.S. 5-Year Treasury Note	June 2021	3	Short	(372,955)	(370,195)	2,760
Total Unrealized Appreciation on Open Futures Contracts						$12,674

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$639,477	$–	$639,477
Convertible Bonds	–	58,580	–	58,580
Corporate Bonds
Real Estate Investment Trusts	–	504,996	138,231	643,227
Remaining Industries	–	5,664,130	–	5,664,130
Floating Rate Loans
Auto Parts: Original Equipment	–	12,655	24,525	37,180
Real Estate	–	–	17,908	17,908
Remaining Industries	–	445,537	–	445,537
Foreign Government Obligations	–	2,615,867	–	2,615,867
Government Sponsored Enterprises
Pass-Throughs	–	292,570	–	292,570
Municipal Bonds	–	190,890	–	190,890
Non-Agency Commercial
Mortgage-Backed Securities	–	553,035	–	553,035
U.S. Treasury Obligations	–	757,775	–	757,775
Short-Term Investments
Repurchase Agreements	–	708,219	–	708,219
Total	$–	$12,443,731	$180,664	$12,624,395
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(5,002)	–	(5,002)
Forward Foreign Currency Exchange Contracts
Assets	–	20,101	–	20,101
Liabilities	–	(120,046)	–	(120,046)
Futures Contracts
Assets	12,674	–	–	12,674
Liabilities	–	–	–	–
Total	$12,674	$(104,947)	$–	$(92,273)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – GLOBAL BOND FUND March 31, 2021

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2021	$–	$–	$24,501
Accrued Discounts (Premiums)	–	–	–
Realized Gain (Loss)	–	–	–
Change in Unrealized
Appreciation (Depreciation)	1,254	(341)	–
Purchases	136,977	42,774	–
Sales	–	–	–
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	(24,501)
Balance as of March 31, 2021	$138,231	$42,433	$–
Change in unrealized appreciation/depreciation for the period ended March 31, 2021, related to Level 3 investments held at March 31, 2021	$1,254	$(341)	$–

44	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following three funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”), Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”) and Lord Abbett Global Bond Fund (‘Global Bond Fund”). Emerging Markets Corporate Debt Fund and Global Bond Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the

45

Notes to Schedule of Investments (unaudited)(concluded)

Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

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